BALANCE SHEET COMPONENTS - Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 39,204,000	$ 8,885,000
Less: accumulated depreciation and amortization	(7,541,000)	(1,237,000)
Property and equipment, net	31,663,000	7,648,000
Capitalized internally developed costs	29,400,000	4,000,000	$ 500,000
Internally developed software costs balances	28,200,000	4,400,000
Depreciation and amortization expense	6,300,000	800,000	300,000
Impairment losses related to property and equipment	$ 700,000	0	$ 0
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other income (loss), net
Computer and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 37,517,000	7,638,000
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	765,000	566,000
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 922,000	$ 681,000